Consolidated Statements of Operations and Comprehensive Income/(Loss) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Gross revenue	$ 46,150,876	$ 60,677,173	$ 71,708,025
Sales tax	(808,257)	(1,591,748)	(2,087,121)
Net revenue	45,342,619	59,085,425	69,620,904
Cost of revenue	(29,101,245)	(36,202,433)	(47,137,394)
Gross profit	16,241,374	22,882,992	22,483,510
Product development	(3,204,485)	(3,230,445)	(2,811,783)
Selling and marketing	(7,191,373)	(8,566,257)	(8,377,743)
General and administrative	(14,330,485)	(12,638,207)	(12,325,334)
Reversal of contingent consideration payable		1,618,816
Provision for impairment	(9,928,373)		(1,102,265)
Gain on recovery of bad debt		110,425
Total operating expenses	(34,654,716)	(22,705,668)	(24,617,125)
Other operating income	35,045,012	5,277,173
Operating (loss)/income	16,631,670	5,454,497	(2,133,615)
Gain/( loss) on foreign exchange - net	(1,182,508)	(153,454)	(48,006)
Other income/(loss), net of other expenses	542,845	(111,480)	749,890
Income from continuing operations before income tax	17,274,343	7,587,628	846,862
Income tax expense	1,260,608	(1,299,981)	(1,439,261)
(Loss)/income from continuing operations	18,534,951	6,287,647	(592,399)
Income from discontinued operations			315,256
Net income/(loss)	18,534,951	6,287,647	(277,143)
Net (income)/ loss attributable to non-controlling interest	1,630,853	(1,024,205)	(301,582)
Net income/(loss) attributable to ordinary shareholders of the Company	20,165,804	5,263,442	(578,725)
Basic earnings/(loss) per ordinary share:
Continuing operations (in Dollars per share)	$ 0.05	$ 0.01	$ 0.00
Discontinued operations (in Dollars per share)		$ 0.00	$ 0.00
Net income/(loss) (in Dollars per share)	$ 0.05	$ 0.01	$ 0.00
Diluted earnings/(loss) per ordinary share:
Continuing operations (in Dollars per share)	$ 0.05	$ 0.01	$ 0.00
Discontinued operations (in Dollars per share)		$ 0.00	$ 0.00
Net income/(loss) (in Dollars per share)	$ 0.05	$ 0.01	$ 0.00
Weighted-average number of ordinary shares:
Basic (in Shares)	409,190,082	420,041,022	420,980,146
Diluted (in Shares)	409,813,841	420,088,521	420,980,146
Other comprehensive income:
Foreign currency translation adjustment	533,743	1,665,586	2,298,216
Unrealized gain on investment in marketable securities	(4,453,157)	2,076,434	1,939,473
Comprehensive income, net of tax	14,615,537	10,029,667	3,960,546
Comprehensive income attributable to non-controlling interest, net of tax	1,530,241	(950,532)	(510,147)
Comprehensive income attributable to ordinary shareholders of the Company, net of tax	16,145,778	9,079,135	3,450,399
Non-Related Parties [Member]
Gross revenue	44,112,572	55,742,117	69,878,417
Interest income, net of financial expenses	1,282,336	2,398,065	2,192,999
Related Parties [Member]
Gross revenue	2,038,304	4,935,056	1,829,608
Interest income, net of financial expenses			$ 85,594